Non-Controlling Interest (Tables)	12 Months Ended
Mar. 31, 2020
Non-controlling Interest
Disclosure of Non-Controlling Interest
	Year ended March 31
	(in thousands)
EIML	2020	2019
Current assets	$170,724	$183,944
Non-current assets	152,059	385,463
Current liabilities	(147,004)	(158,182)
Non-current liabilities	(21,285)	(53,210)
Total net assets attributable	$154,494	$358,015
Equity attributable to owners of the Group	$95,127	$222,486
Equity attributable to non-controlling interests	$59,367	$135,529

Revenue	$119,821	$149,969
Expenses (including impairment of $ 208,931)	(313,660)	(114,709)
Profit for the year	$(193,839)	$35,260
Profit attributable to the owners of the Group	$(121,127)	$21,846
Profit attributable to non-controlling interests	$(72,712)	$13,414

Other comprehensive (loss)/income during the year	$(9,861)	$(12,500)
Total comprehensive income during the year	$(203,700)	$22,760
Total comprehensive income attributable to the owners of the Group	(127,093)	15,354
Total comprehensive income attributable to non-controlling interests	(76,607)	7,406

Net cash inflow from operating activities	$7,654	$50,470
Net cash outflow from investing activities	(13,635)	(37,729
Net cash inflow from financing activities	(12,901)	(14,462)
Net cash (outflow)/inflow	$(18,882)	$36,008